Shareholder Report, Holdings (Details) - Fidelity Education Fund	Aug. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	51.40%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
United States
Holdings [Line Items]
Percent of Net Asset Value	91.70%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	51.40%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%